Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2019
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Disclosure of Exchange Rates of Local Currencies Translated to Mexican Pesos

		Exchange Rates of Local Currencies Translated to Mexican Pesos (1)
	Functional /	Average Exchange Rate as of June 30,		Exchange Rate as of December
Country or Zone	Recording Currency	2019	2018	2019	2018
Guatemala	Quetzal	2.49	2.56	2.49	2.54
Costa Rica	Colon	0.03	0.03	0.03	0.03
Panama	U.S. dollar	19.17	19.24	19.17	19.68
Colombia	Colombian peso	0.01	0.01	0.01	0.01
Nicaragua	Cordoba	0.59	0.62	0.58	0.61
Argentina	Argentine peso	0.46	0.73	0.45	0.52
Brazil	Reais	4.99	5.29	5.00	5.08
Chile	Chilean peso	0.03	0.03	0.03	0.03
Euro Zone	Euro (€)	21.66	22.71	21.86	22.54
Peru	Nuevo Sol	5.77	5.85	5.83	5.83
Ecuador	U.S. dollar	19.17	19.24	19.17	19.68
Philippines	Philippine peso	—	0.37	—	0.37
Uruguay	Uruguayan peso	0.57	0.63	0.54	0.61

(1)	Exchange rates published by the Central Bank of each country where the Company operates.

Disclosure of Recognition of Effects of Inflation in Countries with Hyperinflationary Economic Environments

As of June 30, 2019 and December 31, 2018, the operations of the Company are classified as follows:

Country	Cumulative Inflation 2017-2019	Type of Economy	Cumulative Inflation 2016-2018	Type of Economy
Mexico	15.9%	Non-hyperinflationary	15.7%	Non-hyperinflationary
Guatemala	12.9%	Non-hyperinflationary	12.2%	Non-hyperinflationary
Costa Rica	6.1%	Non-hyperinflationary	5.7%	Non-hyperinflationary
Panama	1.4%	Non-hyperinflationary	2.1%	Non-hyperinflationary
Colombia	11.0%	Non-hyperinflationary	13.4%	Non-hyperinflationary
Nicaragua	15.0%	Non-hyperinflationary	13.1%	Non-hyperinflationary
Argentina	145.0%	Hyperinflationary	158.4%	Non-hyperinflationary
Brazil	10.8%	Non-hyperinflationary	25.0%	Non-hyperinflationary
Philippines	—	Non-hyperinflationary	11.9%	Non-hyperinflationary
Euro Zone	4.5%	Non-hyperinflationary	2.7%	Non-hyperinflationary
Chile	7.9%	Non-hyperinflationary	9.7%	Non-hyperinflationary

Country	Cumulative Inflation 2017-2019	Type of Economy	Cumulative Inflation 2016-2018	Type of Economy
Peru	6.8%	Non-hyperinflationary	9.3%	Non-hyperinflationary
Ecuador	0.6%	Non-hyperinflationary	30.3%	Non-hyperinflationary
Uruguay	21.9%	Non-hyperinflationary	25.3%	Non-hyperinflationary